Nature of the Business and Basis of Presentation - Additional information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 09, 2020
Date of incorporation					Oct. 21, 2016
Net loss			$ (20,849)	$ (16,128)	$ (56,297)	$ (45,254)	$ (61,317)	$ (35,803)
Used in BS			$ (164,749)		(164,749)		$ (108,452)	$ (47,135)
Proceeds from issuance of convertible preferred stock					$ 108,854
Series C Convertible Preferred Stock [Member]
Shares issued price		$ 5.5914							$ 5.5914
Proceeds from issuance of convertible preferred stock		$ 111,500
Common Stock [Member]
Shares issued during the period					12,105,263
Common Stock [Member] | IPO [Member]
Shares issued during the period	12,105,263
Shares issued price	$ 19.00
Sale of Stock, Consideration Received on Transaction	$ 210,700
Common Stock [Member] | Over-Allotment Option [Member]
Shares issued during the period	1,578,947